Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2023	Dec. 29, 2022	Dec. 30, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation S-K, which was mandated by Section 953(a) of the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our PEO and average “compensation actually paid” to our NEOs and the financial performance of the Company for Fiscal 2023, Fiscal 2022, Fiscal 2021 and Fiscal 2020. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On(4):		Net Income (in millions)(5)	Net Sales (in millions)(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
	(a)	(b)	(c)	(d)	(e)	(f)
2023	$15,516,834	$23,458,383	$4,631,434	$7,186,862	$226.42	$180.77	$246.0	$4,413.9
2022	$6,282,314	$(14,905,219)	$1,362,382	$(1,990,516)	$141.13	$161.70	$298.2	$4,264.5
2021	$5,143,661	$23,822,167	$1,477,609	$5,718,110	$258.41	$201.50	$283.2	$3,433.5
2020	$13,929,515	$36,101,391	$3,339,331	$8,352,669	$184.59	$126.85	$195.0	$2,425.8

(1)
The PEO reflected in these columns for Fiscal 2020, Fiscal 2021, Fiscal 2022, and Fiscal 2023 is Thomas V. Taylor. The dollar amounts reported in column (a) are the amounts of total compensation reported for Mr. Taylor for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). Refer to “Executive Compensation — Compensation of our Named Executive Officers — Summary Compensation Table.”

(2)
The dollar amounts reported in columns (b) and (d) represent the amount of Compensation actually paid (“CAP”) to our PEO and Non-PEO NEOs. The amounts are calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT for each of the applicable fiscal years. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Taylor or our other non-PEO NEOs during the applicable fiscal year. The fair values of equity compensation are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 11 to the Company’s financial statements for Fiscal 2023 contained in our Annual Report on Form 10-K for the fiscal year ended December 28, 2023, filed with the SEC on February 22, 2024:

PEO SCT Total to CAP Reconciliation:	2023	2022	2021	2020
SCT Total	$15,516,834	$6,282,314	$5,143,661	$13,929,515
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(13,710,223)	$(3,605,000)	$(1,649,987)	$(11,650,000)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$17,412,632	$2,676,465	$2,518,820	$20,518,754
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,419,609	$(13,222,876)	$12,974,839	$11,883,343
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$4,157,763	$(7,036,122)	$4,834,834	$1,419,779
PEO SCT Total to CAP Reconciliation:	2023	2022	2021	2020
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(1,338,232)	$—	$—	$—
Compensation Actually Paid	$23,458,383	$(14,905,219)	$23,822,167	$36,101,391

Average Non-PEO NEOs SCT Total to CAP Reconciliation:	2023	2022	2021	2020
SCT Total Compensation	$4,631,434	$1,362,382	$1,477,609	$3,339,331
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(4,137,658)	$(562,500)	$(401,063)	$(2,526,000)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$5,261,580	$568,790	$565,023	$4,420,337
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,424,528	$(2,263,801)	$3,041,857	$2,760,419
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$186,654	$(1,095,387)	$1,034,684	$358,582
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(179,676)	$—	$—	$—
Compensation Actually Paid	$7,186,862	$(1,990,516)	$5,718,110	$8,352,669

(3)
The non-PEO NEOs reflected in these columns are, (i) for Fiscal 2020 and Fiscal 2021: Trevor S. Lang, Lisa G. Laube, Brian K. Robbins, and David V. Christopherson; and (ii) for Fiscal 2022 and 2023: Bryan H. Langley, Trevor S. Lang, David V. Christopherson and Brian K. Robbins. The dollar amounts reported in column (c) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Taylor) in the “Total” column of the SCT for each applicable year.

(4)
The amounts reported in columns (e) and (f) represent cumulative total return to holders of our common stock against the cumulative total return of our peer entities, represented by the S&P 500 Home Improvement Retail Index, from December 26, 2019 (the last trading day before Fiscal 2020) through December 28, 2023, calculated from the market close on the last trading day before Fiscal 2020 through and including the end of each applicable fiscal year in the table above for which the total shareholder return is being calculated, respectively. The S&P 500 Home Improvement Retail Index is the same industry index referenced in our Annual Report on Form 10-K for Fiscal 2023. The total shareholder return for each investment assumes that $100 was invested in our Class A common stock and the respective index on December 26, 2019 through December 28, 2023, including reinvestment of any dividends.

(5)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.

(6)
Net sales is calculated in accordance with GAAP, as reflected in our audited financial statements. While we use various performance measures for the purpose of evaluating performance for our compensation programs, we have determined that net sales is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote
(1)
The PEO reflected in these columns for Fiscal 2020, Fiscal 2021, Fiscal 2022, and Fiscal 2023 is Thomas V. Taylor. The dollar amounts reported in column (a) are the amounts of total compensation reported for Mr. Taylor for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). Refer to “Executive Compensation — Compensation of our Named Executive Officers — Summary Compensation Table.”
(3)
The non-PEO NEOs reflected in these columns are, (i) for Fiscal 2020 and Fiscal 2021: Trevor S. Lang, Lisa G. Laube, Brian K. Robbins, and David V. Christopherson; and (ii) for Fiscal 2022 and 2023: Bryan H. Langley, Trevor S. Lang, David V. Christopherson and Brian K. Robbins. The dollar amounts reported in column (c) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Taylor) in the “Total” column of the SCT for each applicable year.

Peer Group Issuers, Footnote
(4)
The amounts reported in columns (e) and (f) represent cumulative total return to holders of our common stock against the cumulative total return of our peer entities, represented by the S&P 500 Home Improvement Retail Index, from December 26, 2019 (the last trading day before Fiscal 2020) through December 28, 2023, calculated from the market close on the last trading day before Fiscal 2020 through and including the end of each applicable fiscal year in the table above for which the total shareholder return is being calculated, respectively. The S&P 500 Home Improvement Retail Index is the same industry index referenced in our Annual Report on Form 10-K for Fiscal 2023. The total shareholder return for each investment assumes that $100 was invested in our Class A common stock and the respective index on December 26, 2019 through December 28, 2023, including reinvestment of any dividends.

PEO Total Compensation Amount	$ 15,516,834	$ 6,282,314	$ 5,143,661	$ 13,929,515
PEO Actually Paid Compensation Amount	$ 23,458,383	(14,905,219)	23,822,167	36,101,391
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in columns (b) and (d) represent the amount of Compensation actually paid (“CAP”) to our PEO and Non-PEO NEOs. The amounts are calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT for each of the applicable fiscal years. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Taylor or our other non-PEO NEOs during the applicable fiscal year. The fair values of equity compensation are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 11 to the Company’s financial statements for Fiscal 2023 contained in our Annual Report on Form 10-K for the fiscal year ended December 28, 2023, filed with the SEC on February 22, 2024:

PEO SCT Total to CAP Reconciliation:	2023	2022	2021	2020
SCT Total	$15,516,834	$6,282,314	$5,143,661	$13,929,515
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(13,710,223)	$(3,605,000)	$(1,649,987)	$(11,650,000)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$17,412,632	$2,676,465	$2,518,820	$20,518,754
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,419,609	$(13,222,876)	$12,974,839	$11,883,343
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$4,157,763	$(7,036,122)	$4,834,834	$1,419,779
PEO SCT Total to CAP Reconciliation:	2023	2022	2021	2020
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(1,338,232)	$—	$—	$—
Compensation Actually Paid	$23,458,383	$(14,905,219)	$23,822,167	$36,101,391

Non-PEO NEO Average Total Compensation Amount	$ 4,631,434	1,362,382	1,477,609	3,339,331
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,186,862	(1,990,516)	5,718,110	8,352,669
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in columns (b) and (d) represent the amount of Compensation actually paid (“CAP”) to our PEO and Non-PEO NEOs. The amounts are calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT for each of the applicable fiscal years. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Taylor or our other non-PEO NEOs during the applicable fiscal year. The fair values of equity compensation are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 11 to the Company’s financial statements for Fiscal 2023 contained in our Annual Report on Form 10-K for the fiscal year ended December 28, 2023, filed with the SEC on February 22, 2024:
Average Non-PEO NEOs SCT Total to CAP Reconciliation:	2023	2022	2021	2020
SCT Total Compensation	$4,631,434	$1,362,382	$1,477,609	$3,339,331
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(4,137,658)	$(562,500)	$(401,063)	$(2,526,000)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$5,261,580	$568,790	$565,023	$4,420,337
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,424,528	$(2,263,801)	$3,041,857	$2,760,419
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$186,654	$(1,095,387)	$1,034,684	$358,582
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(179,676)	$—	$—	$—
Compensation Actually Paid	$7,186,862	$(1,990,516)	$5,718,110	$8,352,669

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Required Tabular Disclosure of Most Important Measures to Determine Fiscal 2023 CAP
As described in greater detail in “Executive Compensation — Compensation Discussion and Analysis,” the Company’s executive compensation program reflets a pay-for-performance philosophy, where compensation is paid subject to achieving financial performance levels that align with our strategic and financial priorities. We consider the metrics in the table below to be the most important financial performance measures utilized by the Company to link CAP for Fiscal 2023 to the Company’s performance.
•
Net Sales

•
Comparable Store Sales

•
Earnings Before Interest and Taxes (“EBIT”)

Total Shareholder Return Amount	$ 226.42	141.13	258.41	184.59
Peer Group Total Shareholder Return Amount	180.77	161.7	201.5	126.85
Net Income (Loss)	$ 246,000,000	$ 298,200,000	$ 283,200,000	$ 195,000,000
Company Selected Measure Amount	4,413,900,000	4,264,500,000	3,433,500,000	2,425,800,000
PEO Name	Thomas V. Taylor
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Non-GAAP Measure Description
(6)
Net sales is calculated in accordance with GAAP, as reflected in our audited financial statements. While we use various performance measures for the purpose of evaluating performance for our compensation programs, we have determined that net sales is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Comparable Store Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Before Interest and Taxes (“EBIT”)
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,710,223)	$ (3,605,000)	$ (1,649,987)	$ (11,650,000)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,412,632	2,676,465	2,518,820	20,518,754
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,419,609	(13,222,876)	12,974,839	11,883,343
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,157,763	(7,036,122)	4,834,834	1,419,779
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,338,232)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,137,658)	(562,500)	(401,063)	(2,526,000)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,261,580	568,790	565,023	4,420,337
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,424,528	(2,263,801)	3,041,857	2,760,419
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	186,654	(1,095,387)	1,034,684	358,582
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (179,676)